Stockholders' deficiency - Stock options valuation assumptions (Details 3) (Stock Options)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2012	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Volatility	97.30%	84.80%	74.00%
Risk-free rate	1.25%	1.00%	1.25%
Term - years	3 years	1 year 9 months 18 days	2 years 1 month 6 days